Fair Value and Fair Value Hierarchy of Financial Instruments	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about financial instruments [abstract]
Fair Value and Fair Value Hierarchy of Financial Instruments
3 1	FAIR VALUE AND FAIR VALUE HIERARCHY OF FINANCIAL INSTRUMENTS

The carrying amounts and fair value
s
 of the Group's financial instruments, other than those with carrying amounts that reasonably approximate to fair values, are as follows:

	Carrying amount			Fair value
	2020	2021	2022	2020	2021	2022
	RM	RM	RM	RM	RM	RM

Financial assets
Financial assets at fair value through profit or loss	-	1,309,134	72,295	-	1,309,134	72,295
Financial assets at fair value through other comprehensive income	-	34,221,879	12,819,747	-	34,221,879	12,819,747

In prior year, management
has assessed that the fair value of financial assets measured at fair value through other comprehensive income
approximate to their carrying amounts largely due to the independent valuation performed and valuation technique that take into account key inputs such as revenue multiples, long term growth rate and discount rate, measured.

At each reporting date, management analyses the movements in the values of financial instruments and determines the major inputs applied in the valuation.

The valuation procedures applied include consideration of recent transactions in the same security or financial instrument, recent financing of the investee companies, economic and market conditions, current and projected financial performance of the investee companies, and the investee companies’ management team as well as potential future strategies to realize the investments.

Management believes that the estimated fair values resulting from the valuation technique, which are recorded in the consolidated statements of financial position, and the related changes in fair values, which are recorded in profit or loss, are reasonable, and that they were the most appropriate values at the end of the reporting periods.

Below is a summary of significant unobservable inputs to valuation of financial instruments together with a quantitative sensitivity analysis as at December 31, 202
1
:

		Significant		Sensitivity
	Valuation	Unobservable		of value to
	Technique	input	Input	the input

Unlisted equity investment	Income Approach. In this approach, the discounted cash flow method was used to capture the present value of the expected future economic benefit to be derived from the ownership of this investees	Weighted average cost of capital Illiquidity discount	25% to 35% 17.52%	5% increase/decrease in illiquidity result in increase/decrease in fair value by approximately 6%
Fair value hierarchy

The following tables illustrate the fair value measurement hierarchy of the Group’s financial instruments:

Assets measured at fair value:

	Fair value measurement using
	Quoted prices in active markets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
	RM	RM	RM	RM

As at December 31, 2021
Financial assets at fair value through profit or loss	-	-	1,309,134	1,309,134
Financial assets at fair value through other comprehensive income	-	34,221,879	-	34,221,879

As at December 31, 2022
Financial assets at fair value through profit or loss	-	-	72,295	72,295
Financial assets at fair value through other comprehensive income	12,819,747	-	-	12,819,747

During the year ended December 31, 2022, the financial assets at fair value through other comprehensive income has been transferred from Level 2 to Level 1 as the financial asset is quoted on Nasdaq Stock Market.

The movements in fair value measurements within Level 1 during the years are as follow:

	2020	2021	2022
	RM	RM	RM	USD

Quoted/Unquoted equity shares at fair value through other comprehensive income
At January 1	-	-	34,221,879	7,773,282
Addition	-	6,398,987	-	-
Total unrealized gain recognized in other comprehensive income/(loss)	-	27,822,892	(21,402,132)	(4,861,358)
At December 31	-	34,221,879	12,819,747	2,911,924